6. DEPOSITS	12 Months Ended
Sep. 30, 2024
Notes
6. DEPOSITS

6.DEPOSITS

As of September 30, 2024, the Company has a US$56,218 ($75,889) performance bond with the State of Colorado Board of Land Commissioners and Colorado Division of Reclamation, Mining and Safety for the Klondike property and Twin Canyon property (September 30, 2023 – US$60,218 ($81,415). Subsequent to September 30, 2024, the Company received US$36,218 ($52,194) performance bond refund from Colorado Division of Reclamation, Mining and Safety.